Equity Capital (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2021	Dec. 31, 2020	Jul. 17, 2020	May 04, 2020
Stockholders' Equity Note [Abstract]
Common shares						1
Ordinary shares, issued	111,120,000		11,120,000		100,000,000
Per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.02	$ 0.0001	$ 0.0001
Subsequently received (in Dollars)			$ 222,400		$ 10,000
Ordinary shares, outstanding	111,120,000